SHARE-BASED COMPENSATION - Recognized share-based compensation expenses (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-based compensation
Recognized share-based compensation expenses	¥ 247	¥ 170
Hotel operating costs
Share-based compensation
Recognized share-based compensation expenses	16	15
Selling and marketing expenses
Share-based compensation
Recognized share-based compensation expenses	4	3
General and administrative expenses
Share-based compensation
Recognized share-based compensation expenses	¥ 227	¥ 152